Segment Disclosures (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Restricted cash		$ 35
Mineral property interests	14,465	10,496
Leasehold improvements and equipment	107	1
Canada [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Restricted cash		35
Mineral property interests	11,202	10,496
Leasehold improvements and equipment	107	$ 1
U.S. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Restricted cash
Mineral property interests	3,263
Leasehold improvements and equipment